Financial risk management (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 19,998	$ 3,464	$ 9,325
Restricted cash	4,007	681
Trade and other receivables	5,269	7,712
Derivative instruments	4,440	35
Convertible loan receivable		1,922
Convertible loans payable		2,972
Convertible debenture	9,935
Derivative warrant liability		711
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	19,998	3,464
Restricted cash	4,007	681
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	5,269	7,712
Derivative instruments	3,585	35
Convertible loan receivable		1,977
Convertible loans payable		4,032
Convertible debenture	9,935
Glencore pre-payment facility	5,602	11,110
Derivative warrant liability		$ 711